GOODWILL	12 Months Ended
Mar. 31, 2014
GOODWILL.
GOODWILL

9.                                      GOODWILL

The changes in carrying amounts of goodwill for the years ended March 31, 2012 and 2013 were as follows:

	As of March 31,
	2013	2014

Gross amount:
Beginning balance	$41,103	$43,503
Addition for the year by acquisition of
iKang Shanghai Jianwei	396	—
iKang Changchun	427	—
iKang Guangzhou Wokang	1,390	—
Nanjing Aoyang	—	731
Yuanhua	—	15,654
Shanghai Jianwei Management	—	572
Zhejiang Ailikang	—	1,628
MediFast	—	5,332
Exchange difference	187	(484)
Ending balance	43,503	66,936

Accumulated impairment loss:
Beginning balance	25,665	25,712
Exchange difference	47	(188)
Ending balance	$25,712	$25,524
Goodwill	$17,791	$41,412